COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Financial assets in guarantee (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets in guarantee
Financial assets pledged as collateral	$ 681,163,072	$ 230,673,338
Guarantee Securities For Repo Operations [Member]
Financial assets in guarantee
Financial assets pledged as collateral	405,235,612	11,170,041
Special Guarantees Accounts Argentine Central Bank [Member]
Financial assets in guarantee
Financial assets pledged as collateral	77,367,345	71,397,982
Deposits In Guarantee [Member]
Financial assets in guarantee
Financial assets pledged as collateral	$ 198,560,115	$ 148,105,315